Leases (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Presentation of leases for lessee [abstract]
Leases payable	R$ 28,440	R$ 16,252
Future lease payments	10,734,544	7,567,940
Directly in cost of services	R$ 48,289
Cost from services		R$ 551,942